Tax - Schedule of Income Taxes Paid (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Income Taxes Paid [Line items]
Total income taxes paid (net of refunds)	$ 197
Europe [Member]
Schedule of Income Taxes Paid [Line items]
Total income taxes paid (net of refunds)	99
Asia [Member]
Schedule of Income Taxes Paid [Line items]
Total income taxes paid (net of refunds)	88
North America [Member]
Schedule of Income Taxes Paid [Line items]
Total income taxes paid (net of refunds)	$ 10